Performance Management - REX AI EQUITY PREMIUM INCOME ETF	Sep. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE HISTORY
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the REX AI Equity Premium Income ETF. The bar chart shows the Fund’s performance for its first full calendar year, and the table shows how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) 802-4004.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the REX AI Equity Premium Income ETF. The bar chart shows the Fund’s performance for its first full calendar year, and the table shows how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
For the period January 1, 2026 through June 30, 2026, the total return for the Fund was 7.93%.

During the periods shown, the highest quarterly return was 17.54% (quarter ended 6/30/2025) and the lowest quarterly return was -10.18% (quarter ended 3/31/2025).

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	7.93%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	17.54%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(10.18%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(844) 802-4004